Condensed Consolidating Financial Information	3 Months Ended
Mar. 31, 2013
Condensed Consolidating Financial Information Disclosure [Abstract]
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

In May 2013, the Company completed a private placement of $300.0 million aggregate principal amount of 7.375% Senior Secured Notes Due 2020 (the “Original Senior Secured Notes”). The Original Senior Secured Notes are fully and unconditionally guaranteed, jointly and severally, on a senior secured basis by each of the Company's existing and future domestic subsidiaries other than certain excluded future subsidiaries (the “Guarantor Subsidiaries”). Pursuant to a registration rights agreement, the Company is required to register an identical series of notes (the “Exchange Senior Secured Notes”) with the SEC and to offer to exchange those registered Exchange Senior Secured Notes for the Original Senior Secured Notes. The Exchange Senior Secured Notes will also be guaranteed by the Guarantor Subsidiaries. In connection with the registration of the Exchange Senior Notes and related guarantees, the Company will be required to provide the financial information in respect of those notes set forth under Rule 3-10 of Regulation S-X, “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered” (“Rule 3-10”).

In May 2013, the Company also entered into a supplemental indenture governing the Company's 8.875% Senior Notes due 2019 to add the Company's subsidiary ITC^DeltaCom, Inc. and its subsidiaries as guarantors under the indenture governing these Senior Notes. ITC^DeltaCom, Inc. and its subsidiaries were the only Company subsidiaries that did not previously guarantee the Senior Notes. Accordingly, the Company's Senior Notes are now fully and unconditionally guaranteed, jointly and severally, on a senior secured basis by the Guarantor Subsidiaries, including ITC^DeltaCom, Inc. and its subsidiaries.

The accompanying condensed consolidating financial information has been prepared and presented pursuant to Rule 3-10. The Parent column represents EarthLink's stand-alone results and its investment in all of its subsidiaries presented using the equity method of accounting. The Guarantor Subsidiaries are presented in a separate column and represent all the Guarantor Subsidiaries on a combined basis. Intercompany eliminations and consolidations are shown in a separate column. Included in this column are: 1) amounts for impairment of goodwill recognized at a consolidated level that are not required or permitted in the separate stand-alone financial statements of the subsidiaries; 2) amounts for income taxes recognized at a consolidated level that are not required or permitted in the separate stand-alone financial statements of the subsidiaries, including the determination of the need for a valuation allowance; and 3) intercompany revenue and cost of revenue eliminations. Certain amounts in the prior period condensed consolidating balance sheet have been revised to conform with the current period presentation. The condensed consolidating financial information is presented in the following tables (in thousands):
Condensed Consolidating Balance Sheet
As of March 31, 2013

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$104,481	$41,667	$—	$146,148
Marketable securities	41,845	—	—	41,845
Restricted cash	—	1,013	—	1,013
Accounts receivable, net	9,014	100,939	—	109,953
Prepaid expenses	5,577	13,446	—	19,023
Deferred income taxes, net	(445)	4,412	5,935	9,902
Due from affiliates	93,582	6,821	(100,403)	—
Other current assets	4,389	20,176	(523)	24,042
Total current assets	258,443	188,474	(94,991)	351,926
Long-term marketable securities	4,108	—	—	4,108
Property and equipment, net	25,753	405,175	—	430,928
Long-term deferred income taxes, net	(9,347)	89,900	152,320	232,873
Goodwill	88,920	290,495	(256,700)	122,715
Purchased intangible assets, net	—	199,446	—	199,446
Investment in subsidiaries	633,376	—	(633,376)	—
Other long-term assets	8,633	10,601	523	19,757
Total assets	$1,009,886	$1,184,091	$(832,224)	$1,361,753
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$3,043	$14,228	$—	$17,271
Accrued payroll and related expenses	3,761	19,031	—	22,792
Other accrued liabilities	36,522	106,992	—	143,514
Deferred revenue	13,502	37,785	—	51,287
Due to affiliates	—	100,403	(100,403)	—
Current portion of debt and capital lease obligations	87	1,312	—	1,399
Total current liabilities	56,915	279,751	(100,403)	236,263
Long-term debt and capital lease obligations	291,766	321,900	—	613,666
Other long-term liabilities	3,218	29,237	—	32,455
Total liabilities	351,899	630,888	(100,403)	882,384
Stockholders’ equity:
Common stock	1,972	—	—	1,972
Additional paid-in capital	2,054,950	891,033	(891,033)	2,054,950
Accumulated deficit	(663,945)	(337,830)	159,212	(842,563)
Treasury stock, at cost	(735,003)	—	—	(735,003)
Accumulated other comprehensive income	13	—	—	13
Total stockholders’ equity	657,987	553,203	(731,821)	479,369
Total liabilities and stockholders’ equity	$1,009,886	$1,184,091	$(832,224)	$1,361,753
Condensed Consolidating Balance Sheet
As of December 31, 2012

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$70,312	$87,309	$—	$157,621
Marketable securities	42,073	—	—	42,073
Restricted cash	—	1,013	—	1,013
Accounts receivable, net	9,490	103,275	—	112,765
Prepaid expenses	6,352	10,819	—	17,171
Deferred income taxes, net	1,234	5,932	8,788	15,954
Due from affiliates	90,778	30,429	(121,207)	—
Other current assets	7,862	12,441	—	20,303
Total current assets	228,101	251,218	(112,419)	366,900
Long-term marketable securities	4,778	—	—	4,778
Property and equipment, net	24,427	394,539	—	418,966
Long-term deferred income taxes, net	12,421	71,656	110,935	195,012
Goodwill	88,920	290,495	—	379,415
Purchased intangible assets, net	—	214,685	—	214,685
Investment in subsidiaries	655,951	—	(655,951)	—
Other long-term assets	8,842	10,812	—	19,654
Total assets	$1,023,440	$1,233,405	$(657,435)	$1,599,410
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$2,654	$16,138	$—	$18,792
Accrued payroll and related expenses	9,493	21,510	—	31,003
Other accrued liabilities	23,064	106,508	—	129,572
Deferred revenue	13,883	37,807	—	51,690
Due to affiliates	—	121,207	(121,207)	—
Current portion of debt and capital lease obligations	93	1,282	—	1,375
Total current liabilities	49,187	304,452	(121,207)	232,432
Long-term debt and capital lease obligations	291,534	323,356	—	614,890
Other long-term liabilities	3,139	30,145	—	33,284
Total liabilities	343,860	657,953	(121,207)	880,606
Stockholders’ equity:
Common stock	1,969	—	—	1,969
Additional paid-in capital	2,057,974	888,677	(888,677)	2,057,974
Accumulated deficit	(645,372)	(313,225)	352,449	(606,148)
Treasury stock, at cost	(735,003)	—	—	(735,003)
Accumulated other comprehensive income	12	—	—	12
Total stockholders’ equity	679,580	575,452	(536,228)	718,804
Total liabilities and stockholders’ equity	$1,023,440	$1,233,405	$(657,435)	$1,599,410
Condensed Consolidating Statement of Comprehensive Loss
Three Months Ended March 31, 2013

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$77,102	$245,146	$(2,232)	$320,016
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	26,216	130,440	(2,232)	154,424
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	22,065	86,004	—	108,069
Depreciation and amortization	1,620	41,780	—	43,400
Impairment of goodwill	—	—	256,700	256,700
Restructuring, acquisition and integration-related costs	3,552	7,849	—	11,401
Total operating costs and expenses	53,453	266,073	254,468	573,994
Income (loss) from operations	23,649	(20,927)	(256,700)	(253,978)
Interest expense and other, net	(6,729)	(7,827)	—	(14,556)
Equity in losses of subsidiaries	(24,605)	—	24,605	—
Loss before income taxes	(7,685)	(28,754)	(232,095)	(268,534)
Income tax (provision) benefit	(10,888)	4,149	38,858	32,119
Net loss	$(18,573)	$(24,605)	$(193,237)	$(236,415)

Comprehensive loss	$(18,572)	$(24,605)	$(193,237)	$(236,414)

Condensed Consolidating Statement of Comprehensive Income (Loss)
Three Months Ended March 31, 2012

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$89,893	$256,303	$(1,820)	$344,376
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	29,014	132,143	(1,820)	159,337
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	24,042	86,027	—	110,069
Depreciation and amortization	1,925	43,329	—	45,254
Restructuring, acquisition and integration-related costs	1,786	1,735	—	3,521
Total operating costs and expenses	56,767	263,234	(1,820)	318,181
Income (loss) from operations	33,126	(6,931)	—	26,195
Interest expense and other, net	(6,474)	(9,284)	—	(15,758)
Equity in losses of subsidiaries	(11,191)	—	11,191	—
Income (loss) before income taxes	15,461	(16,215)	11,191	10,437
Income tax (provision) benefit	(9,414)	5,024	1,216	(3,174)
Net income (loss)	$6,047	$(11,191)	$12,407	$7,263

Comprehensive income (loss)	$6,061	$(11,191)	$12,407	$7,277
Condensed Consolidating Statement of Cash Flows
Three Months Ended March 31, 2013

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$35,541	$(3,697)	$—	$31,844
Cash flows from investing activities:
Purchases of property and equipment	(2,043)	(40,411)	—	(42,454)
Purchases of marketable securities	(15,792)	—	—	(15,792)
Sales and maturities of marketable securities	16,690	—	—	16,690
Purchase of customer relationships	—	(1,195)	—	(1,195)
Net cash used in investing activities	(1,145)	(41,606)	—	(42,751)
Cash flows from financing activities:
Principal payments under capital lease obligations	(28)	(353)	—	(381)
Payment of dividends	(199)	—	—	(199)
Other	—	14	—	14
Net cash used in financing activities	(227)	(339)	—	(566)
Net increase (decrease) in cash and cash equivalents	34,169	(45,642)	—	(11,473)
Cash and cash equivalents, beginning of period	70,312	87,309	—	157,621
Cash and cash equivalents, end of period	$104,481	$41,667	$—	$146,148
s
Three Months Ended March 31, 2012

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$24,748	$41,463	$—	$66,211
Cash flows from investing activities:
Purchases of property and equipment	(4,316)	(27,459)	—	(31,775)
Purchases of marketable securities	(19,187)	—	—	(19,187)
Change in restricted cash	—	718	—	718
Other	16	16	—	32
Net cash used in investing activities	(23,487)	(26,725)	—	(50,212)
Cash flows from financing activities:
Repayment of debt and capital lease obligations	(9)	(406)	—	(415)
Payment of dividends	(5,441)	—	—	(5,441)
Proceeds from exercises of stock options	46	—	—	46
Change in due to/from affiliates, net	(8,006)	8,006	—	—
Other	—	31	—	31
Net cash (used in) provided by financing activities	(13,410)	7,631	—	(5,779)
Net (decrease) increase in cash and cash equivalents	(12,149)	22,369	—	10,220
Cash and cash equivalents, beginning of period	148,363	63,420	—	211,783
Cash and cash equivalents, end of period	$136,214	$85,789	$—	$222,003